COMPREHENSIVE (LOSS) INCOME	6 Months Ended
Jun. 30, 2011
Comprehensive Income Loss [Abstract]
COMPREHENSIVE INCOME LOSS

  COMPREHENSIVE INCOME (LOSS)

The components of comprehensive income (loss) follow:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

	(In Millions)

Net earnings (loss)	$795	$1,642	$264	$2,110

Other comprehensive income (loss), net of income taxes:
Change in unrealized gains (losses), net of reclassification adjustment	132	218	171	361
Changes in defined benefit plan related items not yet recognized
in periodic benefit cost, net of reclassification adjustment	(12)	(1)	(33)	(21)
Total other comprehensive income (loss), net of income taxes	120	217	138	340
Comprehensive income (loss)	915	1,859	402	2,450
Less: Comprehensive (income) loss attributable to
noncontrolling interest	(76)	8	(139)	(75)
Comprehensive Income (Loss) Attributable to
AXA Equitable	$839	$1,867	$263	$2,375